SUBSEQUENT EVENTS - Agreement on Joint Venture (Details) - MD Local Global Limited ("MDJM UK") - Joint Venture - Subsequent Event	Aug. 04, 2021 USD ($)	Aug. 04, 2021 EUR (€)
Subsequent Event [Line Items]
Equity interests held	51.00%	51.00%
Deposit in cash to a certain escrow account	$ 346,000	€ 250,000
Payments in Escrow Account or Mansions Estate's bank account within four calendar months	$ 346,000	€ 250,000
Period within which payments in Escrow Account or Mansions Estate's bank account is required to be made	4 months